SHAREHOLDER'S CAPITAL - Option Activity (Details)	12 Months Ended
Dec. 31, 2020 Option $ / shares
SHAREHOLDER'S CAPITAL
Number of share options outstanding at beginning of period	0
Number of share options granted	19,643,184
Number of share options exercised	0
Number of share options expired	0
Number of share options forfeited	0
Number of share options cancelled	0
Number of share options outstanding at end of period	19,643,184
Number of vested share options	3,928,636
Weighted average exercise price of share options outstanding at beginning of period (US$ per share) | $ / shares	$ 0
Weighted average exercise price of share options granted (US$ per share) | $ / shares	28.05
Weighted average exercise price of share options outstanding at end of period (US$ per share) | $ / shares	28.05
Weighted average exercise price of vested share options (US$ per share) | $ / shares	$ 19.00